Unearned Revenue/ Accrued revenue (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Received In Advance And Unearned Revenue
Unearned Revenue And Cash Received In Advance
	December 31,
	2016	2017
Unearned Revenue
Cash received in advance of service provided – Current liability	$2,029	$3,540
Deferred revenue resulting from varying charter rates
Current liability	11	0
Total Unearned Revenue	$2,040	$3,540

Accrued Revenue
Resulting from revenue earned prior to cash being received – Current asset	$166	$2,029
Resulting from varying charter rates –Non Current asset	929	831
Total Accrued Revenue	$1,095	$2,860